Operating costs - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Operating costs
Decrease in total operating costs	SFr (4.1)	SFr (7.2)
Decrease in external research and development costs relating to dipraglurant program	(3.8)	(5.7)
Decrease in staff costs		(0.8)
Decrease in D&O insurance	SFr (0.3)	SFr (0.5)